Description of the Plan (Details) - EBP 001	12 Months Ended
	Dec. 31, 2025 USD ($) year	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Pretax, maximum annual compensation to compensation, percentage	50.00%
Requisite employee age | year	18
Automatic deferral commencement period after first pay period	90 days
Automatic deferral rate subject to automatic increase	0.00%
Automatic deferral rate, annual increase	1.00%
Maximum participant compensation matched	$ 10,000
Employer contribution vesting service period	2 years
Transfer to plan		$ 16,000,000.0
Benefits paid to participants	$ 174,847,104
Forfeited non-vested accounts	500,000	1,800,000
Forfeited nonvested account, decrease from employer contribution	15,200,000
Minimum borrowing amount	1,000
Maximum borrowing amount	$ 50,000
Maximum borrowing, to total account, percentage	50.00%
Primary residence, borrowing term	15 years
General loan, borrowing term	5 years
Participant loan, payable term upon termination of employment	90 days
Threshold for participant vested account balances that may be left in plan	$ 7,000
Maximum participant age for deferral of distributions | year	72
Involuntary cash-out limit	$ 1,000
EBP, Allocated
EBP, Description of Plan [Line Items]
Benefits paid to participants	$ 13,900,000	$ 2,300,000
EBP, Employer Contribution, Subsidiary Matching Scenario One
EBP, Description of Plan [Line Items]
Matching percentage	100.00%
EBP, Employer Contribution, Subsidiary Matching Scenario Two
EBP, Description of Plan [Line Items]
Matching percentage	50.00%
Participant compensation matched, percentage	6.00%
Minimum
EBP, Description of Plan [Line Items]
Automatic deferral rate	6.00%
Participant loan, interest rate	4.25%	4.25%
Minimum | EBP, Employer Contribution, Subsidiary Matching Scenario One
EBP, Description of Plan [Line Items]
Participant compensation matched, percentage	5.00%
Maximum
EBP, Description of Plan [Line Items]
Automatic deferral rate	10.00%
Participant loan, interest rate	9.50%	9.50%
Maximum | EBP, Employer Contribution, Subsidiary Matching Scenario One
EBP, Description of Plan [Line Items]
Participant compensation matched, percentage	10.00%